Subsidiaries (Details) - Schedule of consolidated financial statements, and holds a majority share of the voting rights	6 Months Ended
Dec. 31, 2022
Moolec Science Limited [Member]
Subsidiaries (Details) - Schedule of consolidated financial statements, and holds a majority share of the voting rights [Line Items]
Principal activities	Investment in subsidiaries
Country of incorporation and principal place of business	United Kingdom
% Equity interest	100.00%
LightJump Acquisition Corporation [Member]
Subsidiaries (Details) - Schedule of consolidated financial statements, and holds a majority share of the voting rights [Line Items]
Principal activities	Investment in subsidiaries
Country of incorporation and principal place of business	USA
% Equity interest	100.00%